Segment Information - Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 494,321	$ 436,655
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	148,694	145,813
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,488	4,544
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	153,182	150,357
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	286,567	237,190
Other Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	41,188	37,057
Asia Pacific and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 13,384	$ 12,051